Income Tax Benefit (Expense) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax relating to components of other comprehensive income [abstract]
Profit (loss) for the year	₩ 303,807	₩ (2,409,300)	₩ (2,576,729)
Income tax benefit (expense)	(197,882)	(217,760)	762,712
Loss before income tax	501,689	(2,191,540)	(3,339,441)
Income tax benefit (expense) using the statutory tax rate of each country	(80,069)	527,019	789,941
Income not subject to tax (Expenses not deductible for tax purposes)	25,777	(2,704)	19,759
Tax credits	18,081	22,854	207,745
Change in unrecognized deferred tax assets	273,296	(703,714)	(156,783)
Adjustment for prior years	(43,785)	(13,807)	10,726
Effect on change in tax rate	(337,974)	(54,821)	(60,134)
Others	₩ (1,654)	₩ 2,005	₩ (9,024)
Effective tax rate	39.40%